Investing Activities (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Noncurrent investments		$ 1,500	$ 1,600
Net loss of trading securities	$ 200